PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Our property and equipment and accumulated depreciation balances were as follows:

(in millions)	September 30, 2021	December 31, 2020
Land and improvements	$43.2	$44.0
Buildings	52.2	51.9
Machinery and equipment	91.9	81.9
Other property and equipment	51.3	47.9
Construction-in-progress	31.7	28.5
Property and equipment, gross	270.3	254.2
Less: Accumulated depreciation	(82.4)	(65.9)
Property and equipment, net	$187.9	$188.3

Depreciation expense was $6.1 million and $5.4 million for the three months ended September 30, 2021 and September 30, 2020, respectively. Depreciation expense was $16.9 million and $15.5 million for the nine months ended September 30, 2021 and September 30, 2020, respectively.

NOTE 7 — PROPERTY AND EQUIPMENT, NET

As of December 31, 2020 and December 31, 2019 our property and equipment and accumulated depreciation balances were as follows:

	December 31,	December 31,
(in millions)	2020	2019
Land and improvements	$44.0	$41.6
Buildings	51.9	47.2
Machinery and equipment	81.9	74.0
Other property and equipment	47.9	30.4
Construction-in-progress	28.5	15.1
Property and equipment, gross	254.2	208.3
Less: Accumulated depreciation	(65.9)	(36.1)
Property and equipment, net	$188.3	$172.2

Depreciation expense was $21.2 million, $20.5 million and $21.6 million for the years ended December 31, 2020, December 31, 2019 and December 31, 2018, respectively.